SHORT-TERM BANK DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Short-term Debt [Line Items]
Bank deposits	$ 7,667	$ 7,650
Deposit Amount - 5028 [Member]
Short-term Debt [Line Items]
Bank deposits	5,028
Maturity date	Jun. 05, 2014
Annual interest	0.85%
Deposit Amount - 2500 [Member]
Short-term Debt [Line Items]
Bank deposits	2,500
Maturity date	Feb. 25, 2014
Annual interest	1.65%
Deposit Amount - 120 [Member]
Short-term Debt [Line Items]
Bank deposits	120
Maturity date	Nov. 25, 2014
Annual interest	0.50%
Deposit Amount - 19 [Member]
Short-term Debt [Line Items]
Bank deposits	19
Maturity date	Jan. 28, 2014
Annual interest	0.69%
Deposit Amount - 5050 [Member]
Short-term Debt [Line Items]
Bank deposits		5,050
Annual interest		0.75%
Notice period for maturity		95 days
Deposit Amount - 2000 [Member]
Short-term Debt [Line Items]
Bank deposits		2,000
Maturity date		Feb. 01, 2015
Annual interest		0.65%
Deposit Amount - 600 [Member]
Short-term Debt [Line Items]
Bank deposits		$ 600
Maturity date		May 28, 2015
Annual interest		0.40%